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[LOGO OF JOHN HANCOCK]

Law Sector
Insurance and Separate Accounts Dept.
John Hancock Place
P.O. Box 111
Boston, Massachusetts 02117
Ronald J. Bocage
Vice President and Counsel

May 5, 2004

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

JOHN HANCOCK VARIABLE SERIES TRUST I
REGISTRATION STATEMENT ON FORM N-1A
File Nos. 33-02081 and 811-04490

Dear Sir/Madam:

Pursuant to Rule 497(j) and in lieu of filing final printed prospectuses, we hereby certify respecting the above-captioned registration statement on Form N-1A that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically

Sincerely,

/s/ RONALD J. BOCAGE
Ronald J. Bocage
Vice President and Counsel